Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Loan Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	$ 3,769	$ 3,535	$ 3,769	$ 3,535
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	1,717	1,614	1,717	1,614
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	1,330	1,212	1,330	1,212
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	722	709	722	709
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	110	95	110	107
Net remeasurement due to transfers	(3)	(2)	(6)	(6)
New originations or purchases	4	4	9	10
Net repayments		(1)	(1)	(7)
Derecognition of financial assets (excluding disposals and write-offs)	(9)	(4)	(20)	(7)
Changes to risk, parameters, and models	18	11	41	19
Write-offs	(10)	(8)	(23)	(22)
Recoveries	1		1	2
Foreign exchange and other adjustments	1	1	1
Balance at end of period	112	96	112	96
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	27	23	24	24
Net remeasurement due to transfers	(5)	(3)	(11)	(10)
New originations or purchases	4	4	9	10
Net repayments				(1)
Derecognition of financial assets (excluding disposals and write-offs)	(2)	(2)	(3)	(3)
Changes to risk, parameters, and models	(2)	(3)	(11)	(10)
Balance at end of period	29	24	29	24
Residential mortgages [member] | Stage 1 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	10	6	27	17
Residential mortgages [member] | Stage 1 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(1)	(4)	(3)
Residential mortgages [member] | Stage 1 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(1)		(2)
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	32	24	34	26
Net remeasurement due to transfers	2	1	5	4
Net repayments			(1)	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(2)		(4)	(1)
Changes to risk, parameters, and models	5	6	17	15
Foreign exchange and other adjustments		1
Balance at end of period	30	26	30	26
Residential mortgages [member] | Stage 2 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(9)	(6)	(25)	(17)
Residential mortgages [member] | Stage 2 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	4	2	10	6
Residential mortgages [member] | Stage 2 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(2)	(6)	(6)
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	51	48	52	57
Net repayments		(1)		(5)
Derecognition of financial assets (excluding disposals and write-offs)	(5)	(2)	(13)	(3)
Changes to risk, parameters, and models	15	8	35	14
Write-offs	(10)	(8)	(23)	(22)
Recoveries	1		1	2
Foreign exchange and other adjustments	1		1
Balance at end of period	53	46	53	46
Residential mortgages [member] | Stage 3 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(1)		(2)
Residential mortgages [member] | Stage 3 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(1)	(6)	(3)
Residential mortgages [member] | Stage 3 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	3	2	8	6
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,229	1,128	1,171	1,055
Net remeasurement due to transfers	6	6	21	20
New originations or purchases	92	104	231	246
Net repayments	(33)	(26)	(97)	(61)
Derecognition of financial assets (excluding disposals and write-offs)	(35)	(82)	(158)	(203)
Changes to risk, parameters, and models	237	234	774	706
Write-offs	(300)	(270)	(886)	(798)
Recoveries	63	64	191	195
Foreign exchange and other adjustments	(10)	9	2	7
Balance, including off-balance sheet instruments, at end of period	1,249	1,167	1,249	1,167
Less: Allowance for off-balance sheet instruments	75	74	75	74
Balance at end of period	1,174	1,093	1,174	1,093
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	647	572	599	529
Net remeasurement due to transfers	(42)	(33)	(110)	(92)
New originations or purchases	92	104	231	246
Net repayments	(23)	(18)	(66)	(31)
Derecognition of financial assets (excluding disposals and write-offs)	(21)	(46)	(59)	(100)
Changes to risk, parameters, and models	(34)	(33)	(82)	(79)
Foreign exchange and other adjustments	(4)	4	1	4
Balance, including off-balance sheet instruments, at end of period	679	599	679	599
Less: Allowance for off-balance sheet instruments	32	26	32	26
Balance at end of period	647	573	647	573
Consumer instalment and other personal [member] | Stage 1 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	99	80	266	226
Consumer instalment and other personal [member] | Stage 1 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(32)	(27)	(89)	(87)
Consumer instalment and other personal [member] | Stage 1 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(3)	(4)	(12)	(17)
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	401	382	392	355
Net remeasurement due to transfers	45	36	123	104
Net repayments	(7)	(4)	(22)	(17)
Derecognition of financial assets (excluding disposals and write-offs)	(9)	(24)	(61)	(71)
Changes to risk, parameters, and models	62	80	242	246
Foreign exchange and other adjustments	(3)	3	1	2
Balance, including off-balance sheet instruments, at end of period	411	397	411	397
Less: Allowance for off-balance sheet instruments	43	48	43	48
Balance at end of period	368	349	368	349
Consumer instalment and other personal [member] | Stage 2 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(94)	(74)	(252)	(212)
Consumer instalment and other personal [member] | Stage 2 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	43	36	121	116
Consumer instalment and other personal [member] | Stage 2 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(27)	(38)	(133)	(126)
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	181	174	180	171
Net remeasurement due to transfers	3	3	8	8
Net repayments	(3)	(4)	(9)	(13)
Derecognition of financial assets (excluding disposals and write-offs)	(5)	(12)	(38)	(32)
Changes to risk, parameters, and models	209	187	614	539
Write-offs	(300)	(270)	(886)	(798)
Recoveries	63	64	191	195
Foreign exchange and other adjustments	(3)	2		1
Balance, including off-balance sheet instruments, at end of period	159	171	159	171
Balance at end of period	159	171	159	171
Consumer instalment and other personal [member] | Stage 3 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(5)	(6)	(14)	(14)
Consumer instalment and other personal [member] | Stage 3 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(11)	(9)	(32)	(29)
Consumer instalment and other personal [member] | Stage 3 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	30	42	145	143
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,889	1,694	1,740	1,605
Net remeasurement due to transfers	16	13	82	74
New originations or purchases	30	27	95	139
Net repayments	33	25	42	88
Derecognition of financial assets (excluding disposals and write-offs)	(189)	(169)	(485)	(419)
Changes to risk, parameters, and models	433	402	1,428	1,151
Disposals		(20)		(38)
Write-offs	(419)	(382)	(1,280)	(1,139)
Recoveries	75	67	224	196
Foreign exchange and other adjustments	(19)	12	3	12
Balance, including off-balance sheet instruments, at end of period	1,849	1,669	1,849	1,669
Less: Allowance for off-balance sheet instruments	818	684	818	684
Balance at end of period	1,031	985	1,031	985
Credit card [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	880	764	819	763
Net remeasurement due to transfers	(76)	(65)	(187)	(156)
New originations or purchases	30	27	95	139
Net repayments	28	21	66	105
Derecognition of financial assets (excluding disposals and write-offs)	(27)	(23)	(74)	(80)
Changes to risk, parameters, and models	(57)	(73)	(187)	(246)
Disposals		(11)		(19)
Foreign exchange and other adjustments	(9)	6	1	3
Balance, including off-balance sheet instruments, at end of period	905	787	905	787
Less: Allowance for off-balance sheet instruments	496	415	496	415
Balance at end of period	409	372	409	372
Credit card [member] | Stage 1 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	201	195	564	449
Credit card [member] | Stage 1 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(59)	(47)	(170)	(140)
Credit card [member] | Stage 1 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(6)	(7)	(22)	(31)
Credit card [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	627	582	580	521
Net remeasurement due to transfers	84	66	238	179
Net repayments	1	(48)	2	(52)
Derecognition of financial assets (excluding disposals and write-offs)	(25)	(25)	(79)	(82)
Changes to risk, parameters, and models	189	172	598	515
Disposals		(4)		(11)
Foreign exchange and other adjustments	(6)	2		5
Balance, including off-balance sheet instruments, at end of period	631	538	631	538
Less: Allowance for off-balance sheet instruments	322	269	322	269
Balance at end of period	309	269	309	269
Credit card [member] | Stage 2 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(192)	(153)	(488)	(387)
Credit card [member] | Stage 2 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	77	68	220	194
Credit card [member] | Stage 2 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(124)	(122)	(440)	(344)
Credit card [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	382	348	341	321
Net remeasurement due to transfers	8	12	31	51
Net repayments	4	52	(26)	35
Derecognition of financial assets (excluding disposals and write-offs)	(137)	(121)	(332)	(257)
Changes to risk, parameters, and models	301	303	1,017	882
Disposals		(5)		(8)
Write-offs	(419)	(382)	(1,280)	(1,139)
Recoveries	75	67	224	196
Foreign exchange and other adjustments	(4)	4	2	4
Balance, including off-balance sheet instruments, at end of period	313	344	313	344
Balance at end of period	313	344	313	344
Credit card [member] | Stage 3 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(9)	(42)	(76)	(62)
Credit card [member] | Stage 3 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(18)	(21)	(50)	(54)
Credit card [member] | Stage 3 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	130	129	462	375
Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,655	1,497	1,557	1,525
Net remeasurement due to transfers	19	10	41	27
New originations or purchases	91	136	304	341
Net repayments	(5)	(14)	(32)	(54)
Derecognition of financial assets (excluding disposals and write-offs)	(227)	(195)	(615)	(598)
Changes to risk, parameters, and models	177	91	486	335
Disposals	(3)		(3)	(5)
Write-offs	(61)	(39)	(136)	(113)
Recoveries	17	16	41	51
Foreign exchange and other adjustments	(19)	12	1	5
Balance, including off-balance sheet instruments, at end of period	1,644	1,514	1,644	1,514
Less: Allowance for off-balance sheet instruments	192	153	192	153
Balance at end of period	1,452	1,361	1,452	1,361
Businesses and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	717	696	736	706
Net remeasurement due to transfers	(24)	(9)	(51)	(27)
New originations or purchases	91	136	304	341
Net repayments	3	(2)	5	(8)
Derecognition of financial assets (excluding disposals and write-offs)	(77)	(70)	(245)	(264)
Changes to risk, parameters, and models	(5)	(53)	(69)	(56)
Foreign exchange and other adjustments	(9)	8	2	4
Balance, including off-balance sheet instruments, at end of period	712	715	712	715
Less: Allowance for off-balance sheet instruments	80	70	80	70
Balance at end of period	632	645	632	645
Businesses and government [member] | Stage 1 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	54	32	139	98
Businesses and government [member] | Stage 1 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(32)	(23)	(100)	(75)
Businesses and government [member] | Stage 1 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(6)		(9)	(4)
Businesses and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	755	639	688	627
Net remeasurement due to transfers	44	18	91	50
Net repayments	6	(4)	(16)	(26)
Derecognition of financial assets (excluding disposals and write-offs)	(125)	(107)	(308)	(291)
Changes to risk, parameters, and models	127	118	407	344
Disposals	(3)		(3)
Foreign exchange and other adjustments	(1)	6	2	4
Balance, including off-balance sheet instruments, at end of period	728	651	728	651
Less: Allowance for off-balance sheet instruments	105	83	105	83
Balance at end of period	623	568	623	568
Businesses and government [member] | Stage 2 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(54)	(31)	(136)	(95)
Businesses and government [member] | Stage 2 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	36	26	108	81
Businesses and government [member] | Stage 2 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(57)	(14)	(105)	(43)
Businesses and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	183	162	133	192
Net remeasurement due to transfers	(1)	1	1	4
Net repayments	(14)	(8)	(21)	(20)
Derecognition of financial assets (excluding disposals and write-offs)	(25)	(18)	(62)	(43)
Changes to risk, parameters, and models	55	26	148	47
Disposals				(5)
Write-offs	(61)	(39)	(136)	(113)
Recoveries	17	16	41	51
Foreign exchange and other adjustments	(9)	(2)	(3)	(3)
Balance, including off-balance sheet instruments, at end of period	204	148	204	148
Less: Allowance for off-balance sheet instruments	7		7
Balance at end of period	197	148	197	148
Businesses and government [member] | Stage 3 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage		(1)	(3)	(3)
Businesses and government [member] | Stage 3 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(4)	(3)	(8)	(6)
Businesses and government [member] | Stage 3 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	$ 63	$ 14	$ 114	$ 47